SMA Relationship Trust

November 14, 2011

Supplement to the Prospectus

November 14, 2011

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series A series of shares (the "Fund") of SMA Relationship Trust dated April 30, 2011, as follows:

Effective immediately, Phillip Torres no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Curt Custard, Andreas Koester and Jonathan Davies, have assumed Mr. Torres' portfolio management responsibilities for the Fund. Therefore, all references to Mr. Torres in the Prospectus are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED APRIL 30, 2011.

Item #ZS506

SMA Relationship Trust

November 14, 2011

Supplement to the Statement of Additional Information

November 14, 2011

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the Series A series of shares (the "Fund") of SMA Relationship Trust dated April 30, 2011, as follows:

Effective immediately, Phillip Torres no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Curt Custard, Andreas Koester and Jonathan Davies, have assumed Mr. Torres' portfolio management responsibilities for the Fund. Therefore, all references to Mr. Torres in the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED APRIL 30, 2011.

Item #ZS507